Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Assets
Cash and due from banks	$ 4,233	$ 4,954
Interest-bearing demand deposits	7,308	7,747
Cash and cash equivalents	11,541	12,701
Available-for-sale securities	39,766	34,623
Loans, net of allowance for loan losses of $2,341 and $2,437 at December 31, 2016 and 2015, respectively	354,380	327,226
Premises and equipment	11,884	10,446
Federal Home Loan Bank stock	4,164	4,210
Foreclosed assets held for sale, net	335	357
Accrued interest receivable	840	803
Deferred federal income taxes	850	521
Bank-owned life insurance	11,822	11,509
Other assets	2,436	2,728
Total assets	438,018	405,124
Deposits
Demand	203,745	188,328
Savings	81,825	77,672
Time	53,233	57,622
Total deposits	338,803	323,622
Securities sold under repurchase agreements	9,393	5,691
Federal Home Loan Bank advances	39,855	26,530
Subordinated debentures	4,124	4,124
Interest payable and other liabilities	3,202	3,661
Total liabilities	395,377	363,628
Stockholders' Equity
Preferred stock, no par value, authorized 2,000,000 shares; no shares issued	0	0
Common stock, $1 par value; authorized 10,000,000 shares; issued 2016 - 5,425,304 shares, 2015 - 5,385,304 shares; outstanding 2016 - 5,208,051, 2015 - 5,143,637	5,425	5,385
Additional paid-in capital	18,024	18,245
Retained earnings	22,483	21,443
Stock held by deferred compensation plan; 2016 - 211,509 shares, 2015 - 235,923 shares	(1,880)	(2,079)
Unearned ESOP compensation	(911)	(1,271)
Accumulated other comprehensive income (loss)	(454)	(181)
Treasury stock, at cost 2016 - 5,744 shares, 2015 - 5,744 shares	(46)	(46)
Total stockholders' equity	42,641	41,496
Total liabilities and stockholders' equity	$ 438,018	$ 405,124